Cash and cash equivalents and marketable securities (Details 1) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Cash And Cash Equivalents And Marketable Securities
Fair value through profit or loss	$ 205	$ 531
Amortized cost - Bank Deposit Certificates and time deposits	2,300	4,269
Amortized cost - Others	51	45
Total	2,556	4,845
Current	2,505	4,263
Non-current	$ 51	$ 582